WARRANTS	12 Months Ended
Dec. 31, 2024
Warrants
WARRANTS

Note 10 - WARRANTS

Common Stock Warrants classified as Equity

Public Warrants

Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $103.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants subject to certain conditions, in whole and not in part, at a price of $0.09 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $144.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. On the Closing Date, there were 1,054,167 Public Warrants issued and outstanding. The Public Warrants are not precluded from equity classification, and are accounted for as such on the date of issuance, and each balance sheet date thereafter.

The measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market under the ticker DFLIW. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value of the Warrants as of each relevant date.

As of December 31, 2024 and 2023, there were 1,046,948 Public Warrants issued and outstanding.

During the year ended December 31, 2024, no public warrants were exercised.

During the year ended December 31, 2023, the company received proceeds from public warrant exercises of $747 in exchange for 7,219 common shares.

June 2023 Offering (Underwriter and Investor Warrants)

In connection with the entry into the underwriting agreement as further described in Note 11 of the financial statements, (the “June 2023 Offering”) the Company issued (i) underwriters warrants to purchase up to an aggregate of 63,362 shares of Common Stock (the “Underwriters’ Warrants”) which are exercisable upon issuance and will expire on June 20, 2028. The initial exercise price of the Underwriters’ Warrants is $22.50 per share, which equals 125% of the per share public offering price in the June 2023 Offering and (ii) warrants to purchase up to 1,111,111 shares of Common Stock to the investors in the offering together with shares of Common Stock (the “Investor Warrants”), at the combined public offering price of $18.00 per share of Common Stock and accompanying Investor Warrant, less underwriting discounts and commissions.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 10 - Warrants (Continued)

June 2023 Offering (Underwriter and Investor Warrants) (continued)

The Company also granted the underwriters a 45-day over-allotment option to purchase up to an additional 166,667 shares of Common Stock and/or Investor Warrants to purchase up to 166,667 shares of Common Stock at the public offering price per security, less underwriting discounts and commissions. The underwriters exercised their over-allotment option to purchase an additional 156,112 shares of Common Stock and Investor Warrants to purchase up to 156,112 shares of Common Stock. The Company accounts for the Investor Warrants issued in connection with the Offering in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the Investor Warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liabilities will be adjusted to its current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. It was determined that the Underwriters’ Warrants were not precluded from equity treatment and have been accounted for as such.

Underwriters’ Warrants:

Common Stock Warrants
Underwriters’ Warrants Outstanding, January 1, 2023	-
Underwriters’ Warrants issued	63,362
Underwriters’ Warrants Outstanding, December 31, 2023	63,362
Underwriters’ Warrants issued	-
Underwriters’ Warrants Outstanding, December 31, 2024	63,362

Common Stock Warrants classified as Liability

Private Placement Warrants

On October 7, 2022, in connection with the merger, the Company assumed the outstanding private placement warrants of CNTQ. There were no Private Placement Warrants outstanding prior to the merger. The Private Placement Warrants (the “Private Warrants”) may not be redeemed by the Company so long as the Private Placement Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants: (i) will be exercisable either for cash or on a cashless basis at the holders’ option and (ii) will not be redeemable by the Company, in either case as long as the Private Warrants are held by the initial purchasers or any of their permitted transferees (as prescribed in the Subscription Agreement). The Private Warrants may not be sold, transferred, assigned, pledged or hypothecated, or be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of, the Private Warrants (or any securities underlying the Private Warrants) for a period of one hundred eighty (180) days following the effective date of the Registration Statement to anyone other than any member participating in the Public Offering and the officers or partners thereof, if all securities so transferred remain subject to the lock-up restriction for the remainder of the time period. During the year ended December 31, 2023, private placement warrant holders exercised 347,386 warrants on a cashless basis, with the Company agreeing to issue 122,222 shares of Common Stock in connection with such exercise. There were 166,821 private warrants outstanding as of December 31, 2024 and 2023, respectively. The Company accounts for the Private Warrants issued in connection with the Initial Public Offering in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the private warrants do not meet the criteria for equity treatment thereunder, each private warrant must be recorded as a liability. This liability is subject to re-measurement at each balance sheet date.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 10 - Warrants (Continued)

Common Stock Warrants classified as Liability (Continued)

Private Placement Warrants (Continued)

With each such re-measurement, the warrant liabilities will be adjusted to its current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date.

The Private Placement Warrants are classified as Level 2 within the fair value hierarchy. Although these instruments are not actively traded, they are valued based on observable inputs, including the market price of the Company’s publicly traded warrants. The Company used a Black-Scholes model to estimate the fair value of the Private Placement Warrants, applying a discount to the value of the Public Warrants to account for the difference in remaining life. Because the valuation primarily relies on observable market data with limited adjustments, the Company determined that classification within Level 2 is appropriate.

Term Loan Warrants

In connection with the entry into the Term Loan Agreement on October 7, 2022, and as a required term and condition thereof, the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 288,118 shares of Common Stock (the “Original Penny Warrants”) and (ii) the $90.00 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 177,778 shares of Common Stock at $90 per share (the “$10 Warrants” and, together with the Original Penny Warrants, the “Term Loan Warrants”). The $10 Warrants were exercised on a cashless basis on October 10, 2022, with the Company issuing 50,794 shares of Common Stock in connection with such exercise. During the year ended December 31, 2023, Original Penny Warrant holders exercised 222,223 warrants on a cashless basis, with the Company agreeing to issue 221,814 shares of Common Stock in connection with such exercise. During the year ended December 31, 2023 the Company issued additional Original Penny Warrants to purchase 532 shares of Common Stock to the Term Loan Lenders in accordance with the anti-dilution provisions of the original penny warrants with respect to certain sales made by the Company under the ChEF Equity Facility. In addition, pursuant to the Company’s limited waiver agreement on December 29, 2023 between the Company and the lenders and lending agent, the Company agreed to issue to the lenders additional penny warrants exercisable to purchase an aggregate 142,964 shares of its Common Stock.

On May 13, 2024, the Company received the May 2024 Waiver in regards to its compliance with the Tests as of the last day of the quarter ended March 31, 2024. The May 2024 Waiver provided for a one-time issuance of the May 2024 Penny Warrants to purchase up to 283,334 shares of the Company’s common stock, at an exercise price of $0.09 per share, in connection with the Term Loan Lenders’ agreement to waive the Tests under the Term Loan for the quarter ended March 31, 2024. The May 2024 Penny Warrants were immediately exercisable upon issuance and will expire ten years from the date of issuance.

On June 28, 2024, the Company entered into the First Amendment to the Term Loan with the Term Loan Lenders in regards to its compliance with the Tests for the quarter ended June 30, 2024. The First Amendment provided for a one-time issuance of the June 2024 Penny Warrants to purchase up to 233,334 shares of the Company’s common stock, at an exercise price of $0.09 per share, in connection with the Term Loan Lenders’ agreement to waive the Tests under the Term Loan for the quarter ended June 30, 2024 and certain amendments to the Term Loan. The June 2024 Penny Warrants are immediately exercisable upon issuance and will expire ten years from the date of issuance.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 10 - Warrants (continued)

Common Stock Warrants classified as Liability (Continued)

On September 30, 2024, the Company entered into the Third Amendment to the Term Loan with the Term Loan Lenders in regards to its compliance with the Tests for the quarter ended September 30, 2024. The Third Amendment provided for a one-time issuance the September 2024 Penny Warrants to purchase up to 333,334 shares of the Company’s Common Stock, at an exercise price of $0.09 per share, in connection with the Term Loan Lenders agreement to waive the Tests under the Term Loan for the quarter ended September 30, 2024 and to amend the Term Loan. The September 2024 Penny Warrants are immediately exercisable upon issuance and will expire ten years from the date of issuance.

On December 31, 2024, the Company entered into the Fourth Amendment to the Term Loan with the Term Loan Lenders in regards to its compliance with the Tests for the quarter ended December 31, 2024. The Fourth Amendment provided for a one-time issuance the December 2024 Penny Warrants to purchase up to 350,000 shares of the Company’s Common Stock, at an exercise price of $0.01 per share, in connection with the Term Loan Lenders agreement to waive the Tests under the Term Loan for the quarter ended December 31, 2024 and to amend the Term Loan. During the year ended December 31, 2024 the Company issued additional Original Penny Warrants to purchase 2,754 shares of Common Stock to the Term Loan Lenders in accordance with the anti-dilution provisions of the original penny warrants with respect to certain sales made by the Company under the ChEF Equity Facility. The December 2024 Penny Warrants will be exercisable at such time that the Company obtain the Warrant Issuance Shareholder Approval (as defined below) and will expire ten years from the date of issuance. The May 2024 Penny Warrants, the June 2024 Penny Warrants, the September 2024 Penny Warrants and the December 2024 Penny Warrants were valued utilizing a Black-Scholes model with the following assumptions:

	May 2024 penny warrants	June 2024 penny warrants	September 2024 penny warrants	December 2024 penny warrants
Stock price	$10.71	$7.65	$4.77	$2.78
Strike price	$0.09	$0.09	$0.09	$0.01
Term	10 years	10 years	10 years	10 years
Volatility	88%	91%	90%	90%
Risk-free rate	4.5%	4.4%	3.8%	4.6%

The Company concluded the Penny Warrants are not considered indexed to the Company’s Common Stock and to be accounted for as liabilities under ASC 815. As such, the estimated fair value is recognized as a liability each reporting period, with changes in the fair value recognized within income each period. There were no Term Loan Warrants outstanding prior to the merger.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 10 - Warrants (continued)

Common Stock Warrants classified as Liability (Continued)

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	As of December 31, 2024	As of December 31, 2023
Common stock price	$2.78	$4.86
Exercise price	0.09	0.09
Dividend yield	0%	0%
Term	7.77	10
Volatility	94.00%	96.00%
Risk-free rate	4.5%	3.90%
Fair value	$2.74	$4.86

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Investor Warrants issued in the June 2023 Offering:

	As of December 31, 2024	As of December 31, 2023
Common stock price	$2.78	$4.86
Exercise price	$18.00	$18.00
Dividend yield	0%	0%
Term	3.47	4.48
Volatility	105%	106.00%
Risk-free rate	4.3%	3.90%
Fair value	$1.01	$2.79

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 10 - Warrants (continued)

Common Stock Warrants classified as Liability (Continued)

The following table presents a roll-forward of the Company’s warrants from January 1, 2024 to December 31, 2024 and January 1, 2023 to December 31, 2023:

Common Stock Warrants:

	Private Warrants	Public Warrants	Term Loan Warrants	Investor Warrants
Warrants Outstanding, January 1, 2024	166,821	1,046,948	209,391	1,236,878
Exercise of warrants	-	-	-	-
Warrants issued	-	-	1,202,756	-
Warrants Outstanding, December 31, 2024	166,821	1,046,948	1,412,147	1,236,878

Warrants Outstanding, January 1, 2023	514,207	1,054,167	288,118	-
Exercise of warrants	(347,386)	(7,219)	(222,223)	(30,345)
Warrants issued	-	-	143,496	1,267,223
Warrants Outstanding, December 31, 2023	166,821	1,046,948	209,391	1,236,878

Common Stock Warrants classified as Liability

The following table presents a roll forward of the aggregate fair values of the Company’s warrant liabilities for which fair value is determined by Level 2 Inputs. The only class of warrants that were determined to be Level 2 were the term loan and June offering investor warrants. Due to Black Scholes calculation being utilized on all fair value measurement of warrant liabilities as of December 31, 2024, the fair value warrant liabilities were transferred from Level 3 to Level 2. This is due to the observable inputs (such as the Company’s stock price and comparable company volatility calculations) included in the Black Scholes calculation, which makes the fair value measurement of the warrant liabilities more closely aligned with Level 2.

Warrant Liability
Balances, January 1, 2024	$4,448
Issuance of warrants	7,354
Exercise of warrants	-
Change in fair value of warrants	(6,669)
Balances, December 31, 2024	$5,133

Balances, January 1, 2023	$30,841
Issuance of warrants	14,460
Exercise of warrants	(11,901)
Change in fair value of warrants	(28,952)
Balances, December 31, 2023	$4,448

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)